RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)		1 Months Ended	3 Months Ended	6 Months Ended	12 Months Ended		54 Months Ended
	Nov. 15, 2016	May 31, 2013	Mar. 31, 2019	Mar. 31, 2019	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2017	Sep. 30, 2016	Jun. 30, 2016	Feb. 29, 2016	Dec. 31, 2015	Sep. 30, 2013
Dr. Ronald Bain, President [Member]
Debt face amount										$ 267,000
Interest rate										5.00%
Amount owed to related party					$ 267,000
Accrued interest payable					$ 42,706	$ 27,171	$ 27,171
Dr. Ronald Bain, President [Member] | Convertible Promissory Notes [Member]
Debt face amount									$ 92,000
John Seitz, CEO [Member] | Convertible Promissory Notes [Member]
Debt face amount						$ 8,675,500	$ 8,675,500	$ 363,000			$ 2,410,000	$ 6,500,000
Interest rate						5.00%	5.00%	5.00%			5.00%	5.00%
Debt conversion, price per share						$ 0.12	$ 0.12					$ 0.12
Debt maturity date				due on demand	due on demand
Amount owed to related party			$ 8,675,500	$ 8,675,500	$ 8,675,500	$ 8,675,500	$ 8,675,500
Stock issued in conversion of notes payable, shares		10,000,000
Value of stock issued in conversion of notes payable		$ 1,200,000					5,300,000
Accrued interest payable			1,860,383	1,860,383	1,641,086	1,201,286	$ 1,201,286
Accounting Consulting Service [Member]
Accounting consulting services, included in related party payables			$ 14,880	$ 29,760	$ 23,660	$ 32,625
Related party [Member] | Promissory Notes [Member]
Proceeds from issuance of convertible notes and warrants	$ 50,000